VOYAGEUR
                     YOUR TAX SENSITIVE INVESTMENT MANAGER



                            CALIFORNIA TAX FREE FUND

                        CALIFORNIA INSURED TAX FREE FUND





                             A N N U A L  R E P O R T





                             DATED DECEMBER 31, 1996



Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR HIGH YIELD FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in medium and lower grade municipal bonds.

        Voyageur MINNESOTA High Yield Municipal Bond Fund
        Voyageur NATIONAL High Yield Municipal Bond Fund


VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.


        Voyageur ARIZONA Tax Free Fund                       Voyageur MINNESOTA Tax Free Fund
        Voyageur CALIFORNIA Tax Free Fund                    Voyageur NATIONAL Tax Free Fund
        Voyageur COLORADO Tax Free Fund                      Voyageur NEW MEXICO Tax Free Fund
        Voyageur FLORIDA Tax Free Fund                       Voyageur NEW YORK Tax Free Fund
        Voyageur IDAHO Tax Free Fund                         Voyageur NORTH DAKOTA Tax Free Fund
        Voyageur IOWA Tax Free Fund                          Voyageur UTAH Tax Free Fund
        Voyageur KANSAS Tax Free Fund                        Voyageur WISCONSIN Tax Free Fund


VOYAGEUR INSURED TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable) with the added safety of an insured portfolio. The Funds invest in insured municipal bonds.

        Voyageur ARIZONA Insured Tax Free Fund               Voyageur MISSOURI Insured Tax Free Fund
        Voyageur CALIFORNIA Insured Tax Free Fund            Voyageur NATIONAL Insured Tax Free Fund
        Voyageur FLORIDA Insured Tax Free Fund               Voyageur OREGON Insured Tax Free Fund
        Voyageur MINNESOTA Insured Fund                      Voyageur WASHINGTON Insured Tax Free Fund


VOYAGEUR LIMITED TERM FUNDS seek to preserve original investment principal while providing income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in intermediate term investment grade municipal bonds.

        Voyageur FLORIDA Limited Term Tax Free Fund          Voyageur NATIONAL Limited Term Tax Free Fund
        Voyageur MINNESOTA Limited Term Tax Free Fund


VOYAGEUR EQUITY FUNDS seek long term capital appreciation by investing in common stocks.

        Voyageur AGGRESSIVE GROWTH Fund                      Voyageur GROWTH Stock Fund
        Voyageur GROWTH AND INCOME Fund                      Voyageur INTERNATIONAL Equity Fund


VOYAGEUR INCOME FUNDS seek high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

        Voyageur U.S. GOVERNMENT SECURITIES Fund

VOYAGEUR CASH TRUST SERIES MONEY MARKET FUNDS seek high current income, principal protection and liquidity by investing in money market instruments.

        Voyageur CALIFORNIA MUNICIPAL CASH Series            Voyageur MUNICIPAL CASH Series
        Voyageur FLORIDA MUNICIPAL CASH Series               Voyageur OHIO MUNICIPAL CASH Series
        Voyageur GOVERNMENT CASH Series                      Voyageur PRIME CASH Series
        Voyageur MINNESOTA MUNICIPAL CASH Series             Voyageur TREASURY CASH Series


For more complete information regarding the investment objectives, fees and expenses of the Funds, please obtain a prospectus from your Investment Representative or from Voyageur, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402-4115; (612) 376-7044 (local); 800-525-6584 (MKTG).



LETTER FROM THE PRESIDENT
Dear Shareholder:

[PHOTO]
JOHN G. TAFT
PRESIDENT

The year 1996 was marked with mixed economic events. During the first half of the year, interest rates rose steadily, propelled by market fears that faster Gross Domestic Product (GDP) growth would ignite inflation. Once these fears abated in June, interest rates began a descent that lasted throughout most of the remainder of the year.

In comparison to their peer group of funds, the overall performance of the Voyageur Tax Free Funds was excellent in 1996. The main reason for this strong performance was Voyageur portfolio managers' subtle shift toward adding income to the portfolios. This additional income allowed us to better position the Funds during the first half of the year when interest rates were rising and municipal bond prices were falling. Within all of our Tax Free Funds, we continued to extend call protection, where possible, in order to better provide for income for longer periods of time.

In January 1997, Lincoln National Corporation (NYSE: LNC) announced that it planned to acquire the parent company of Voyageur Fund Managers, Inc. -- the investment adviser for the Voyageur Tax Free Funds. LNC, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Management Company, Inc. (DMC), an indirect wholly owned subsidiary of LNC, and its affiliate, Delaware International Advisers Ltd., serve as the investment advisers to the investment companies in the Delaware Group of Funds (the Delaware Group), which currently includes 16 open-end funds and two closed-end funds (comprising 48 separate investment portfolios). DMC through its Delaware Investment Advisers division, Delaware International Advisers Ltd. and certain other subsidiaries of Delaware Management Holdings, Inc. (DMH) also provides investment advice with respect to separately managed accounts of institutional and other clients. DMH, through its subsidiaries, is responsible for the management of approximately $32 billion. Voyageur Fund shareholders should benefit from this acquisition by being able to select from a wider variety of mutual funds in the expanded Delaware-Voyageur fund family.

Delaware Management, like Voyageur, has a conservative, long-term investment philosophy. The continuity in the Voyageur Tax Free Funds' management styles should also be further maintained since Andrew M. McCullagh and Elizabeth Howell, two of the senior municipal bond portfolio managers for the Voyageur Tax Free Funds, will continue to play a key role in the management of the Voyageur Tax Free Funds after the transition.

We appreciate your patronage and confidence in Voyageur Fund Managers. If at any time you have questions about your Voyageur fund investment, I urge you to contact your personal financial adviser or Voyageur Client Service representatives are available from 7 a.m. to 6 p.m. (Central Standard Time) to answer any questions you may concerning this transaction or your Voyageur fund investment.

Sincerely,



John G. Taft
President
Voyageur California Tax Free Fund
Voyageur California Insured Tax Free Fund




VOYAGEUR CALIFORNIA TAX FREE FUND


[PHOTO]
ANDREW M. McCULLAGH, JR. IS
THE SENIOR MUNICIPAL BOND
MANAGER FOR THE VOYAGEUR
CALIFORNIA INSURED TAX FREE
FUND AND THE VOYAGEUR
CALIFORNIA TAX FREE FUND.
MR. McCULLAGH HAS MORE
THAN 23 YEARS OF INVESTMENT
INDUSTRY EXPERIENCE.


For the year ended December 31, 1996, the total returns at net asset value (NAV) for the class A shares of the Voyageur California Tax Free Funds were as follows: Voyageur California Tax Free Fund 4.21%* and Voyageur California Insured Tax Free Fund 3.63%.*

Within the context of the Funds' objective, preservation of income has been an important focus. During the year, trading of securities within the Funds were kept to a minimum primarily due to the fact that the Fund had quite a large percentage of assets already invested in higher yielding bonds. In order to better provide income streams for as long as possible, we continue to extend call protection where possible.

OUTLOOK
The U.S. economy is still showing signs of moderate growth with moderate inflation. Our outlook for the municipal market continues to be favorable, and we expect interest rates to decline over the long term.

The California recovery continues, and for the most part, the state appears to have emerged from the worst of its financial doldrums. However, in its current economic state, purchasing high-quality investments is a critical factor in the management of the Voyageur California Tax Free Funds. In the California Insured Tax Free Fund, we adhere to purchasing only the highest quality municipal bonds. In the California Tax Free Fund, we have taken a more conservative stance by investing the majority of the Fund's assets in securities rated A or higher, rather than taking on the additional risks inherent in investing in BBB-rated securities.

*Past performance is no guarantee of future results.

Insurance pertains only to the timely payment of principal and interest by the securities in the Fund's portfolio. The value of the insured securities and the Fund itself will fluctuate due to changing market conditions. No representation is made as to any insurer's ability to meet its commitment.


                        VOYAGEUR CALIFORNIA TAX FREE FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996

                                 CLASS A SHARES
                                    [GRAPH]


               CA Tax Free                                CA Tax Free                           Lehman Bros. 20
          Without Sales Charge                         With Sales Charge                    Year Municipal Bond Index
Mar-95            10000                                      9625                                     10000
                  10110                                      9731                                     10110
                  10107                                      9728                                     10108
                  10429                                      10038                                    10489
                  10265                                      9880                                     10327
                  10255                                      9870                                     10381
                  10379                                      9989                                     10523
                  10513                                      10119                                    10606
                  10740                                      10337                                    10832
                  11011                                      10598                                    11072
Dec-95            11196                                      10776                                    11227
                  11281                                      10858                                    11284
                  11164                                      10745                                    11155
                  10940                                      10530                                    10977
                  10896                                      10488                                    10933
                  10885                                      10477                                    10946
                  11004                                      10591                                    11100
                  11113                                      10696                                    11209
                  11145                                      10727                                    11191
                  11320                                      10896                                    11417
                  11486                                      11055                                    11554
                  11707                                      11268                                    11796
Dec-96            11668                                      11230                                    11726



Voyageur California Tax Free Fund Without Sales Charge - Ending Value $11,668

Voyageur California Tax Free Fund With Sales Charge - Ending Value $11,231

Lehman Bros. 20 Year Municipal Bond Index - Ending Value $ 11,726

The Lehman Bros. 20 Year Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

     The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.

     Performance quoted represents past performance and is not indicative of future results.

     * Average annual total returns include the maximum 3.75% sales charge. ** Commencement of operations.
     *** Assumes redemption on December 31, 1996


                        Voyageur California Tax Free Fund
                          Average Annual Total Returns
                                (Class A Shares)

                                    Since
                         1 Year    3/2/95**

Without Sales Charge      4.21%    8.75%

With Sales Charge*        0.30%    6.52%

Lehman Bros. 20           4.45%    9.09%
Year Municipal
Bond Index


                        Voyageur California Tax Free Fund
                          Average Annual Total Returns
                                (Class B Shares)

                                    Since
                          1 Year    8/23/95**

Without Contingent         3.77%    9.85%
Deferred Sales Charge
With Contingent           (1.23%)   7.00%
Deferred Sales Charge***


                        Voyageur California Tax Free Fund
                                  Total Returns
                                (Class C Shares)

                                    Since
                                   4/9/96**

                                    7.58%


                               Quality Breakdown
                                  [PIE GRAPH]

                                 Aa/AA      5%
                                 Baa/BBB   26%
                                 Aaa/AAA   34%
                                 A/A       35%

                                Sector Breakdown
                        (shown as % of total net assets)

                       Lease/C.O.P.                 37.0%
                       Other Revenue                17.5%
                       Health Care                  12.6%
                       Housing                      12.4%
                       Education                    10.1%
                       General Obligation            5.6%
                       Transportation                5.0%
                       Utilities                     4.9%

                                   Statistics

                      Average Maturity        17.0  Years
                      Average Coupon                6.01%
                      Portfolio Duration       9.5  Years
                      Average Quality                 A/A


                    VOYAGEUR CALIFORNIA INSURED TAX FREE FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996

                                 Class A Shares
                                    [GRAPH]


           CA Insured Tax Free                        CA Insured Tax Free                       Lehman Bros. Long
          Without Sales Charge                         With Sales Charge                  Insured Municipal Bond Index
Oct-92            10000                                      9625                                     10000
                  10020                                      9644                                     9936
                  10383                                      9993                                     10164
Dec-92            10517                                      10123                                    10274
                  10624                                      10226                                    10388
                  10965                                      10554                                    10809
                  11000                                      10587                                    10679
                  11125                                      10708                                    10804
                  11169                                      10750                                    10874
                  11326                                      10901                                    11058
                  11340                                      10915                                    11081
                  11562                                      11128                                    11319
                  11720                                      11281                                    11451
                  11752                                      11312                                    11466
                  11647                                      11210                                    11359
Dec-93            11716                                      11277                                    11612
                  11952                                      11503                                    11747
                  11617                                      11181                                    11419
                  11138                                      10720                                    10883
                  10832                                      10426                                    10994
                  10983                                      10571                                    11101
                  10914                                      10504                                    11019
                  11165                                      10747                                    11249
                  11207                                      10787                                    11264
                  10981                                      10570                                    11078
                  10699                                      10297                                    10853
                  10392                                      10002                                    10656
Dec-94            10609                                      10211                                    10918
                  11050                                      10636                                    11280
                  11539                                      11106                                    11628
                  11649                                      11212                                    11757
                  11631                                      11195                                    11767
                  12033                                      11581                                    12164
                  11818                                      11374                                    12030
                  11859                                      11415                                    12126
                  11984                                      11535                                    12290
                  12168                                      11712                                    12375
                  12353                                      11890                                    12585
                  12611                                      12138                                    12812
Dec-95            12785                                      12306                                    12944
                  12877                                      12394                                    13038
                  12747                                      12269                                    12934
                  12509                                      12039                                    12745
                  12451                                      11984                                    12702
                  12443                                      11976                                    12695
                  12558                                      12087                                    12844
                  12673                                      12197                                    12962
                  12701                                      12225                                    12957
                  12890                                      12407                                    13147
                  13080                                      12590                                    13302
                  13296                                      12798                                    13564
Dec-96            13249                                      12752                                    13494




Voyageur California Insured Tax Free Fund Without Sales Charge -
Ending Value $13,249

Voyageur California Insured Tax Free Fund With Sales Charge -
Ending Value $12,753

Lehman Bros. Long Insured Municipal Bond Index - Ending Value $ 13,494


The Lehman Bros. Long Insured Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

         The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.

         Performance quoted represents past performance and is not indicative of future results.

         * Average annual total returns include the maximum 3.75% sales charge. ** Commencement of operations.
         *** Assumes redemption on December 31, 1996

                    Voyageur California Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class A Shares)


                                                        Since
                                            1 Year   10/15/92**

                  Without Sales Charge      3.63%       6.90%

                  With Sales Charge*       (0.26%)      5.94%

                  Lehman Bros. Long         4.25%       7.37%
                  Insured Municipal
                  Bond Index


                    Voyageur California Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class B Shares)


                                                       Since
                                           1 Year     3/2/94**

                  Without Contingent        3.22%       4.40%
                  Deferred Sales Charge
                  With Contingent          (1.78%)      3.08%
                  Deferred Sales Charge***


                    Voyageur California Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class C Shares)


                                     Since
                         1 Year    4/12/95**

                          2.47%       5.92%



                                Sector Breakdown
                        (shown as % of total net assets)

               Lease/C.O.P.                           24.5%
               Other Revenue                          19.4%
               Housing                                17.5%
               Education                              11.1%
               Health Care                            11.0%
               General Obligation                      5.6%
               Utilities                               5.4%
               Transportation                          3.6%


                                   Statistics

                    Average Maturity        12.1 Years
                    Average Coupon               6.17%
                    Portfolio Duration      8.0  Years
                    Average Quality            Aaa/AAA


INDEPENDENT AUDITORS' REPORT


The Board of Directors, Trustees and Shareholders
Voyageur Mutual Funds, Inc.
Voyageur Investment Trust:


         We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Voyageur California Tax Free Fund (a fund within Voyageur Mutual Funds, Inc.) and Voyageur California Insured Tax Free Fund (a fund within Voyageur Investment Trust) as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 1996 (year ended December 31, 1996 and the period from March 3, 1995, commencement of operations, to December 31, 1995 for Voyageur California Tax Free Fund) and the financial highlights for the year ended December 31, 1996 and the period from March 3, 1995 to December 31, 1995 for Voyageur California Tax Free Fund and for the years ended December 31, 1996 and 1995, the two-month period ended December 31, 1994, the years ended October 31, 1994 and 1993 and for the period from October 15, 1992, commencement of operations, to October 31, 1992 for Voyageur California Insured Tax Free Fund. These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Voyageur California Tax Free Fund and Voyageur California Insured Tax Free Fund as of December 31, 1996, and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


                                                          KPMG Peat Marwick LLP

Minneapolis Minnesota
February 14, 1997



THE VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES                                       DECEMBER 31, 1996
---------------------------------------------------------------------------------------------

                                                                   VOYAGEUR       VOYAGEUR
                                                                  CALIFORNIA     CALIFORNIA
                                                                   TAX FREE        INSURED
                                                                     FUND       TAX FREE FUND
                                                                 ------------   ------------
       ASSETS
Investments in securities, at market value (note 1)
   (identified cost: $2,015,486 and $35,026,517, respectively)   $  2,073,829   $ 36,601,532
Cash in bank on demand deposit ...............................           --          142,043
Accrued interest receivable ..................................         38,377        768,396
                                                                 ------------   ------------
   Total assets ..............................................      2,112,206     37,511,971
                                                                 ------------   ------------
       LIABILITIES
Bank overdraft ...............................................         12,053           --
Dividends payable to shareholders ............................         16,098        148,989
Payable for investment securities purchased ..................        100,101           --
Payable for Fund shares redeemed .............................           --            8,457
Distribution fees payable ....................................          1,733         11,021
Other accrued expenses .......................................          9,744         20,310
                                                                 ------------   ------------
   Total liabilities .........................................        139,729        188,777
                                                                 ------------   ------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..................   $  1,972,477   $ 37,323,194
                                                                 ============   ============
Represented by:
   Capital stock - $.01 par value (note 1) ...................   $      1,891           --
   Additional paid-in capital (note 1) .......................      1,911,623   $ 36,966,873
   Undistributed net investment income .......................            620         18,190
   Accumulated net realized loss on investments (note 1) .....           --       (1,236,884)
   Unrealized appreciation of investments ....................         58,343      1,575,015
                                                                 ------------   ------------

     TOTAL NET ASSETS ........................................   $  1,972,477   $ 37,323,194

Net assets applicable to outstanding Class A Shares ..........   $  1,218,159   $ 30,551,302
                                                                 ============   ============
Net assets applicable to outstanding Class B Shares ..........   $    660,468   $  6,717,106
                                                                 ============   ============
Net assets applicable to outstanding Class C Shares ..........   $     93,850   $     54,786
                                                                 ============   ============
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Class A - Shares outstanding:
     116,808 and 2,909,650, respectively (note 5) ............   $      10.43   $      10.50
   Class B - Shares outstanding:                                 ============   ============
     63,260 and 639,694, respectively (note 5) ...............   $      10.44   $      10.50
   Class C - Shares outstanding:                                 ============   ============
     9,003 and 5,239, respectively (note 5) ..................   $      10.42   $      10.46
                                                                 ============   ============

See accompanying notes to financial statements


THE VOYAGEUR FUNDS
STATEMENTS OF OPERATIONS                                                 YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------

                                                                           VOYAGEUR       VOYAGEUR
                                                                           CALIFORNIA    CALIFORNIA
                                                                           TAX FREE        INSURED
                                                                              FUND      TAX FREE FUND
                                                                          -----------    -----------
Investment income:
   Interest ...........................................................   $    86,417    $ 2,250,656
                                                                          -----------    -----------
Expenses (note 3):
   Investment advisory and management fee .............................         7,369        192,101
   Dividend-disbursing, administrative and accounting services fees ...        21,559         75,853
   Printing, postage and supplies .....................................         2,057          4,063
   Audit and accounting fees ..........................................         6,111         11,581
   Legal fees .........................................................            20            346
   Distribution fees - Class A ........................................         2,820         79,903
   Distribution fees - Class B ........................................         3,054         63,807
   Distribution fees - Class C ........................................           418            799
   Directors' fees ....................................................            95          1,793
   Registration fees ..................................................           410          2,052
   Custodian fees .....................................................         1,625          3,168
   Other ..............................................................           161          1,672
                                                                          -----------    -----------
     Total expenses ...................................................        45,699        437,138
   Less: Expenses waived or absorbed ..................................       (40,812)       (97,641)
                                                                          -----------    -----------
   Net expenses before earnings credits on uninvested cash ............         4,887        339,497
   Less:  Earnings credits on uninvested cash .........................        (1,425)          (405)
                                                                          -----------    -----------
     Total net expenses ...............................................         3,462        339,092
                                                                          -----------    -----------
     Investment income - net ..........................................        82,955      1,911,564
                                                                          -----------    -----------
Realized and unrealized gain (loss) on investments (note 2):
   Realized gain (loss) on security transactions ......................         6,790        (58,669)
   Net change in unrealized appreciation or depreciation of investments        (5,178)      (562,705)
                                                                          -----------    -----------
     Net gain (loss) on investments ...................................         1,612       (621,374)
                                                                          -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................   $    84,567    $ 1,290,190
                                                                          ===========    ===========

See accompanying notes to financial statements


THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

                                                                   VOYAGEUR CALIFORNIA              VOYAGEUR CALIFORNIA
                                                                      TAX FREE FUND                INSURED TAX FREE FUND
                                                               ----------------------------     ----------------------------
                                                                    YEAR        PERIOD FROM         YEAR             YEAR
                                                                   ENDED       MARCH 3, 1995*      ENDED            ENDED
                                                                DECEMBER 31,   TO DECEMBER 31,  DECEMBER 31,     DECEMBER 31,
OPERATIONS:                                                         1996           1995             1996             1995
                                                               -------------   ------------     ------------    -------------
   Investment income - net .................................   $     82,955    $     49,874    $  1,911,564    $  1,907,940
   Realized gain (loss) on security transactions ...........          6,790           6,156         (58,669)       (855,703)
   Net change in unrealized appreciation or
     depreciation of investments ...........................         (5,178)         63,521        (562,705)      5,542,753
                                                               -------------   ------------     ------------    -------------
       Net increase in net assets resulting from
         operations ........................................         84,567         119,551       1,290,190       6,594,990
                                                               -------------   ------------     ------------    -------------
Distributions to shareholders from:
   Investment income - net:
     Class A ...............................................        (65,255)        (47,483)     (1,598,282)     (1,751,957)
     Class B ...............................................        (15,447)         (2,016)       (292,092)       (214,794)
     Class C ...............................................         (2,008)            N/A          (3,096)         (7,990)
   Net realized gain on investments:
     Class A ...............................................         (4,321)         (5,465)           --              --
     Class B ...............................................         (2,191)           (691)           --              --
     Class C ...............................................           (278)            N/A            --              --
                                                               -------------   ------------     ------------    -------------
   Total distributions .....................................        (89,500)        (55,655)     (1,893,470)     (1,974,741)
                                                               -------------   ------------     ------------    -------------
Share transactions (note 5):
   Proceeds from sale of shares:
       Class A (note 3) ....................................      1,024,962       3,041,904       4,431,420       7,560,978
       Class B .............................................        525,960         121,092       1,008,305       3,571,318
       Class C .............................................         90,000             N/A         601,996         400,031
   Net asset value of shares issued in reinvestment of net
     investment income and realized gain distributions:
       Class A .............................................         52,929          39,348         618,501         658,965
       Class B .............................................            427            --           101,866          81,555
       Class C .............................................          1,646             N/A           2,265           1,317
   Payments for redemption of shares:
       Class A .............................................       (858,534)     (2,126,220)     (7,836,755)     (6,465,617)
       Class B (note 3) ....................................           --              --          (336,230)       (342,995)
       Class C .............................................           --               N/A        (607,218)       (357,029)
                                                               -------------   ------------     ------------    -------------
   Increase (decrease) in net assets from share transactions        837,390       1,076,124      (2,015,850)      5,108,523
                                                               -------------   ------------     ------------    -------------
     Total increase (decrease) in net assets ...............        832,457       1,140,020      (2,619,130)      9,728,772
Net assets at beginning of period ..........................      1,140,020            --        39,942,324      30,213,552
                                                               -------------   ------------     ------------    -------------
Net assets at end of period (including undistributed net
   investment income of $620, $375, $18,190 and $96,
     respectively) .........................................   $  1,972,477    $  1,140,020    $ 37,323,194    $ 39,942,324
                                                               =============   ============    =============    =============
---------------------------------------
*  Commencement of operations.

See accompanying notes to financial statements


THE VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Voyageur California Tax Free Fund (California Tax Free Fund) is one of a series of funds within Voyageur Mutual Funds, Inc. which is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company with 10 trillion shares of authorized capital stock that may be issued. Voyageur California Insured Tax Free Fund (California Insured Tax Free Fund) is one of a series of funds within the Voyageur Investment Trust, a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company with an unlimited number of authorized shares of beneficial interest. California Tax Free Fund is registered as a non-diversified fund and California Insured Tax Free Fund is registered as a diversified fund.
   California Tax Free Fund seeks high current income free from federal and state income taxes by investing in investment grade municipal bonds. California Insured Tax Free Fund seeks high current income free from federal and state income taxes with the added safety of an insured portfolio by investing in insured municipal bonds. California Tax Free Fund and California Insured Tax Free Fund (the Funds) offer Class A, Class B and Class C Shares. Class A Shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class C Shares may be subject to a contingent deferred sales charge and have no conversion feature. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' Distribution Agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.
   The significant accounting policies followed by the Fund are summarized as follows:

Use of Estimates
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Investments in Securities
   The values of fixed income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, or in certain other circumstances, securities are valued at fair value according to methods selected in good faith by the Board of Directors/Trustees. Short-term securities are valued at amortized cost which approximates market value.
   Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level-yield amortization of premium and original issue discount, is accrued daily.
   Each Fund concentrates its investments in limited geographical areas and therefore, may have more credit risk related to the economic conditions of these areas than a portfolio with broader geographical diversification.

Securities Purchased on a When-Issued Basis
   Delivery and payment for securities which have been purchased by each Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

Federal Taxes
   Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its income to shareholders in amounts that will avoid or minimize federal income or excise taxes for each Fund. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. For federal income tax purposes, at December 31, 1996 California Insured Tax Free Fund had a capital loss carryover of $1,236,884 that will expire in 2003 and 2004 if not offset by subsequent capital gains. It is unlikely that the Board of Trustees will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

Distributions to Shareholders
   Dividends declared daily from net investment income are payable monthly in cash or reinvested in additional shares of each Fund. Net short-term realized capital gains, if any, may be distributed throughout the year and net long-term realized capital gains, when available, are distributed annually.

(2) INVESTMENT SECURITIES TRANSACTIONS
   Purchase cost and proceeds of sales of investment securities other than short-term securities aggregated $1,046,218 and $112,112 for California Tax Free Fund and $21,091,584 and $23,364,927 for California Insured Tax Free Fund, respectively, during the year ended December 31, 1996.

(3) EXPENSES
   Each Fund has an investment advisory and management fee agreement with Voyageur Fund Managers, Inc. (Voyageur) under which Voyageur manages each Fund's assets and provides other specified services. The fee for investment management and advisory services is payable monthly and is based on the average daily net assets of each Fund at the annual rate of .50%. In addition, each Fund will pay most other operating expenses including directors' fees, registration fees, printing of shareholder reports, legal and auditing services and other miscellaneous expenses. There was no portfolio insurance expense for the California Insured Tax Free Fund. Portfolio insurance expense, if any, is recognized over the premium period. Voyageur is obligated to pay all expenses of each Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) which exceed 1% of average daily net assets, on an annual basis. During the year ended December 31, 1996 Voyageur absorbed $24,647 pursuant to the contractual 1% expense limitation for California Tax Free Fund and, excluding waiver of distribution fees and expense reductions, voluntarily absorbed fees and expenses of $15,354 for California Tax Free Fund and $75,000 for California Insured Tax Free Fund.
   Each Fund will also pay a fee to Voyageur for acting as the Funds dividend-disbursing, administrative and accounting services agent. The fee is paid monthly and is equal to the sum of $1.33 per shareholder account per month, a fixed monthly fee ranging from $1,000 to $1,500 based on the level of each Fund's average daily net assets and an annualized percentage of average daily net assets at reducing rates from .11% to .02%. Each Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.
   All classes of shares have a Distribution Agreement under Rule 12b-1 of the Investment Company Act of 1940 with Voyageur Fund Distributors, Inc. (Fund Distributors). Under this plan each Fund is obligated to pay Fund Distributors a monthly distribution fee at an annual rate of .25% of each Fund's average daily net assets of the Class A Shares and 1.00% of each Fund's average daily net assets of the Class B and Class C Shares. Fund Distributors may waive all or part of its distribution fee at its sole discretion. During the year ended December 31, 1996 Fund Distributors voluntarily waived Class B distribution fees of $811 for California Tax Free Fund and $22,641 for California Insured Tax Free Fund. During the year ended December 31, 1996 California Tax Free Fund earned $1,425, and California Insured Tax Free Fund earned $405 in credits on uninvested cash balances held by the Funds at the custodian. These credits were used to reduce certain fees for various custodial services provided by the custodian bank.

   Sales charges paid by Class A shareholders for the year ended December 31, 1996 were $11,751 for California Tax Free Fund and $107,617 for California Insured Tax Free Fund. Of these amounts, Fund Distributors received $1,641 from California Tax Free Fund and $14,226 from California Insured Tax Free Fund. Contingent deferred sales charges paid by Class B shareholders for California Insured Tax Free Fund were $4,911.

(4) PLANNED FUND REORGANIZATION

   On January 15, 1997 Voyageur's parent, Dougherty Financial Group, Inc. ("DFG"), executed an Agreement and Plan of Merger with Lincoln National Corporation ("LNC") pursuant to which LNC would acquire DFG, including the mutual fund investment advisory business of DFG conducted by Voyageur. This merger is subject to approval of the Fund's Board of Directors/Trustees and shareholders.

(5) SHARE TRANSACTIONS
Transactions in shares during each period were as follows:


                                                      CALIFORNIA TAX FREE FUND
                                    -------------------------------------------------------------
                                           CLASS A                    CLASS B              CLASS C
                                    ---------------------       --------------------      -------
                                                PERIOD FROM                PERIOD FROM   PERIOD FROM
                                     YEAR        MARCH 3,       YEAR        AUGUST 23,    APRIL 9,
                                    ENDED         1995* TO      ENDED        1995* TO      1996* TO
                                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                      1996          1995          1996        1995          1996
                                    -------       -------       -------      -------      -------
Shares sold ..................      100,004       299,412        51,200       12,019        8,843
Shares issued for
   reinvested distributions ..        5,108         3,855            41         --            160
Shares redeemed ..............      (83,419)     (208,152)         --           --           --
                                    -------       -------       -------      -------      -------
Increase in shares outstanding       21,693        95,115        51,241       12,019        9,003
                                    =======       =======       =======      =======      =======

                                          CALIFORNIA INSURED TAX FREE FUND
                                             ---------------------------
                                                      CLASS A
                                             ---------------------------
                                                 YEAR           YEAR
                                                ENDED          ENDED
                                             DECEMBER 31,   DECEMBER 31,
                                                 1996          1995
                                              --------      --------

Shares sold .............................      425,361       750,296
Shares issued for reinvested
   distributions ........................       59,647        65,485
Shares redeemed .........................     (754,776)     (636,784)
                                              --------      --------
Increase (decrease) in shares outstanding     (269,768)      178,997
                                              ========      ========


                                                CALIFORNIA INSURED TAX FREE FUND
                                     ----------------------------------------------------
                                            CLASS B                        CLASS C
                                     ----------------------        ----------------------
                                       YEAR          YEAR            YEAR        PERIOD FROM
                                       ENDED         ENDED           ENDED      APRIL 12, 1995*
                                    DECEMBER 31,  DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,
                                       1996          1995            1996           1995
                                     --------       -------        --------       -------
Shares sold ..................        96,511        353,417         58,503         39,140
Shares issued for
   reinvested distributions ..         9,821          8,055            219            128
Shares redeemed ..............       (32,711)       (33,284)       (58,503)       (34,248)
                                      -------       -------        --------       -------
Increase in shares outstanding        73,621        328,188            219          5,020
                                      =======       =======        ========       =======
-------------------------------------
*  Commencement of operations.


(6) Financial Highlights

   Per share data (rounded to the nearest cent) for a share of capital stock outstanding and selected information for each period are as follows:


                                                                             CALIFORNIA TAX FREE FUND
                                                --------------------------------------------------------------------------

                                                          CLASS A                           CLASS B               CLASS C
                                                -------------------------          -----------------------        ---------
                                                              PERIOD FROM                        PERIOD FROM    PERIOD FROM
                                                  YEAR          MARCH 3,            YEAR         AUGUST 23,       APRIL 9,
                                                 ENDED        1995(d) TO            ENDED        1995(d) TO       1996(d) TO
                                               DECEMBER 31,    DECEMBER 31,       DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                  1996            1995               1996           1995             1996
                                                ---------       ---------          ---------     ---------        ---------
Net asset value:
   Beginning of period ....................     $   10.64       $   10.00          $   10.65     $    9.96        $   10.07
                                                ---------       ---------          ---------     ---------        ---------
Operations:
   Net investment income ..................           .60             .47                .56           .20              .37
   Net realized and unrealized gain (loss)
     on investments .......................          (.18)            .70               (.18)          .74              .38
                                                ---------       ---------          ---------     ---------        ---------
       Total from operations ..............           .42            1.17                .38           .94              .75
                                                ---------       ---------          ---------     ---------        ---------
Distributions to shareholders:
   From net investment income (f) .........          (.60)           (.47)              (.56)         (.19)            (.37)
   From net realized gains ................          (.03)           (.06)              (.03)         (.06)            (.03)
                                                ---------       ---------          ---------     ---------        ---------
     Total distributions ..................          (.63)           (.53)              (.59)         (.25)            (.40)
                                                ---------       ---------          ---------     ---------        ---------
Net asset value:
   End of period ..........................     $   10.43       $   10.64          $   10.44     $   10.65        $   10.42
                                                =========       =========          =========      ========        =========
Total investment return (b) ...............          4.21%          11.97%              3.77%         9.52%            7.58%

Net assets at end of period (000's omitted)     $   1,218       $   1,012          $     660     $     128        $      94
Ratios:
   Ratio of expenses to
     average daily net assets (g) .........           .27%            .46%(e)            .50%          .60%(e)          .78%(e)
   Ratio of net investment income
     to average daily net assets ..........          5.71%           5.57%(e)           5.34%         5.33%(e)         5.13%(e)
       Assuming no voluntary waivers and
         reimbursements:
           Expenses (c) ...................          1.25%           1.22%(e)           2.00%         1.93%(e)         2.00%(e)
           Net investment income ..........          4.73%           4.81%(e)           3.84%         4.00%(e)         3.91%(e)
Portfolio turnover rate (excluding
   short-term securities) .................          7.87%          39.51%              7.87%        39.51%            7.87%



   Per share data (rounded to the nearest cent) for a share of beneficial interest outstanding and selected information for each period are as follows:


                                                                     CALIFORNIA INSURED TAX FREE FUND
                                       ---------------------------------------------------------------------------------------
                                                                                  CLASS A
                                       ---------------------------------------------------------------------------------------
                                                                                                                    PERIOD FROM
                                          YEAR          YEAR         TWO MONTHS                                     OCTOBER 15,
                                          ENDED         ENDED          ENDED                                        1992(d) TO
                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,        YEAR ENDED OCTOBER 31,      OCTOBER 31,
                                                                                       -------------------------
                                          1996           1995           1994              1994           1993          1992
                                       ----------     ----------     ----------        ----------     ----------     ----------
Net asset value:
   Beginning of period .............   $    10.65     $     9.33     $     9.51        $    11.08     $    10.02     $    10.00
Operations:                            ----------     ----------     ----------        ----------     ----------     ----------
   Net investment income ...........          .52            .53            .10               .55            .60           --
   Net realized and unrealized
     gain (loss) on investments ....         (.15)          1.34           (.18)            (1.52)          1.11            .02
                                       ----------     ----------     ----------        ----------     ----------     ----------
       Total from operations .......          .37           1.87           (.08)             (.97)          1.71            .02
                                       ----------     ----------     ----------        ----------     ----------     ----------
Distributions to shareholders:
   From net investment income (a) ..         (.52)          (.55)          (.09)             (.54)          (.60)          --
   From net realized gains .........         --             --             (.01)             (.06)          (.05)          --
                                       ----------     ----------     ----------        ----------     ----------     ----------
     Total distributions ...........         (.52)          (.55)          (.10)             (.60)          (.65)          --
                                       ----------     ----------     ----------        ----------     ----------     ----------
Net asset value:
   End of period ...................   $    10.50     $    10.65     $     9.33        $     9.51     $    11.08     $    10.02
                                       ----------     ----------     ----------        ----------     ----------     ----------
Total investment return (b) ........         3.63%         20.51%         (0.84)%           (8.97)%        17.29%          0.20%
Net assets at end of period
   (000's omitted) .................   $   30,551     $   33,860     $   27,994        $   27,282     $   12,509     $    2,056

Ratios:
   Ratio of expenses to
     average daily net assets (g) ..          .82%           .70%           .10%(e)           .20%            --%            --%
   Ratio of net investment income
     to average daily net assets ...         5.05%          5.23%          6.30%(e)          5.37%          5.26%            --%
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c) ............         1.01%          1.02%          1.24%(e)          1.25%          1.25%            --%
           Net investment income ...         4.86%          4.91%          5.16%(e)          4.32%          4.01%            --%
Portfolio turnover rate (excluding
   short-term securities) ..........        54.52%        107.45%          7.28%            18.34%         24.19%          7.31%

See accompanying notes to Financial Highlights.


                                                                    CALIFORNIA INSURED TAX FREE FUND
                                       ----------------------------------------------------------------------------------

                                                              CLASS B                                     CLASS C
                                       ------------------------------------------------------        --------------------
                                                                                   PERIOD FROM                  PERIOD FROM
                                         YEAR         YEAR         TWO MONTHS       MARCH 1,          YEAR       APRIL 12,
                                         ENDED        ENDED          ENDED         1994(d) TO        ENDED       1995(d) TO
                                      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,     OCTOBER 31,     DECEMBER 31, DECEMBER 31,
                                          1996          1995          1994            1994             1996        1995
                                       ---------     ---------     ---------        ---------        ---------  ---------
Net asset value:
   Beginning of period .............   $   10.65     $    9.33     $    9.51        $   10.68        $   10.65  $   10.19
                                       ---------     ---------     ---------        ---------        ---------  ---------
Operations:
   Net investment income ...........         .48           .50           .08              .31              .44        .25
   Net realized and unrealized
     gain (loss) on investments ....        (.15)         1.33          (.17)           (1.16)            (.19)       .53
                                       ---------     ---------     ---------        ---------        ---------  ---------
       Total from operations .......         .33          1.83          (.09)            (.85)             .25        .78
                                       ---------     ---------     ---------        ---------        ---------  ---------
Distributions to shareholders:
   From net investment income (a) ..        (.48)         (.51)         (.08)            (.30)            (.44)      (.32)
   From net realized gains .........        --            --            (.01)            (.02)            --         --
                                       ---------     ---------     ---------        ---------        ---------  ---------
     Total distributions ...........        (.48)         (.51)         (.09)            (.32)            (.44)      (.32)
                                       ---------     ---------     ---------        ---------        ---------  ---------
Net asset value:
   End of period ...................   $   10.50     $   10.65     $    9.33        $    9.51        $   10.46  $   10.65
                                       =========     =========     =========        =========        =========  =========
Total investment return (b) ........        3.22%        20.01%        (0.92)%          (7.93)%           2.47%      7.77%
Net assets at end of period
   (000's omitted) .................   $   6,717     $   6,029     $   2,219        $   1,427        $      55  $      53

Ratios:
   Ratio of expenses to
     average daily net assets (g) ..        1.21%         1.10%          .57%(e)          .73%(e)         1.58%      1.53%(e)
   Ratio of net investment income
     to average daily net assets ...        4.64%         4.75%         5.54%(e)         4.82%(e)         4.02%      4.25%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c) ............        1.76%         1.75%         1.94%(e)         1.95%(e)         1.77%      1.77%(e)
           Net investment income ...        4.09%         4.10%         4.17%(e)         3.60%(e)         3.83%      4.01%(e)
Portfolio turnover rate (excluding
   short-term securities) ..........       54.52%       107.45%         7.28%           18.34%           54.52%    107.45%

See accompanying notes to Financial Highlights.


NOTES TO FINANCIAL HIGHLIGHTS

(a) For federal income tax purposes, all of the net investment income distributions were derived from interest on securities exempt from federal income tax. For the year ended October 31, 1993, $.01 per share of the distributions from net investment income were subject to state income tax.
(b) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(c) Voyageur and Fund Distributors voluntarily waived or reimbursed a portion of expenses during several periods presented. The annual contractual expense limit for the Funds (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) is 1% of average daily net assets. The maximum distribution fee is .25% of each Fund's average daily net assets for Class A Shares and 1.00% of each Fund's average daily net assets for Class B and Class C Shares.
(d)  Commencement of operations.
(e)  Adjusted to an annual basis.
(f) For federal income tax purposes, all of the net investment income distributions were derived from interest on securities exempt from federal income tax. For the period ended December 31, 1995, $.01 per Class A Share of the distributions from net investment income were subject to state income tax.
(g) Beginning in the period ended December 31, 1995, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.


VOYAGEUR CALIFORNIA TAX FREE FUND
INVESTMENTS IN SECURITIES                                                              DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                       COUPON                  MARKET
 ($000)   NAME OF ISSUER (b)                                                   RATE    MATURITY      VALUE (a)
---------------------------------------------------------------------------------------------------------------
         (Percentage of each investment category relates to total net assets.)
         MUNICIPAL BONDS (105.1%):
         GENERAL OBLIGATION (5.6%):
---------------------------------------------------------------------------------------------------------------
$  50    California State....................................................  6.00%    05-01-18        $50,869
   50    Tulare Earlimart Elementary School District (AMBAC Insured).........  6.70     08-01-21         58,807
                                                                                                      ---------
                                                                                                        109,676
                                                                                                      ---------
         UTILITIES (4.9%):
---------------------------------------------------------------------------------------------------------------
   50    Puerto Rico Electric Power Authority Revenue Series X..............   5.50     07-01-25         47,787
   50    San Diego IDR Gas & Electricity....................................   5.90     06-01-18         50,078
                                                                                                      ---------
                                                                                                         97,865
                                                                                                      ---------
         TRANSPORTATION (5.0%):
---------------------------------------------------------------------------------------------------------------
  100    Foothills Eastern Transportation Toll Road Revenue
            (AMBAC Insured).................................................   6.00     01-01-34         97,962
                                                                                                      ---------
         HEALTH CARE (12.6%):
---------------------------------------------------------------------------------------------------------------
  100    Berkeley Alta Bates Healthcare.....................................   6.55     12-01-22        100,175
   45    California Health Facilities Finance Authority Revenue ............   6.75     06-01-15         49,759
  100    Mendocino Coast Healthcare District ...............................   5.88     02-01-20         99,147
                                                                                                      ---------
                                                                                                        249,081
                                                                                                      ---------
         EDUCATION (10.1%):
---------------------------------------------------------------------------------------------------------------
   50    Los Alamitos Unified School District Series 90-1.................     6.25     08-15-23         50,022
  150    State Public Works - Various Community Colleges
            (AMBAC Insured)...............................................     5.63     03-01-19        148,526
                                                                                                      ---------
                                                                                                        198,548
                                                                                                      ---------
         CERTIFICATES OF PARTICIPATION (37.0%):
---------------------------------------------------------------------------------------------------------------
   50    Alameda City Hall Redevelopment.....................................  6.20     05-01-25         50,284
   50    California State Public Works.......................................  6.38     10-01-19         51,697
   50    Chino Unified School District (FSA Insured).........................  6.13     09-01-26         51,478
   50    Desert Sands Unified School District (FSA Insured)..................  5.75     03-01-20         49,976
  100    Hayward Civic Center Project (MBIA Insured).........................  5.25     08-01-26         93,195
   75    Lynwood Public Finance Authority Civic Center Project...............  6.00     09-01-12         75,462
   50    Mission Viejo Public Library Financing..............................  6.00     08-01-26         50,163
  100    San Jose Convention Center Finance Authority Revenue................  6.38     09-01-13        103,601
  100    Santa Monica Parking Authority Lease Revenue........................  6.38     07-01-16        103,604
  100    Shafter Powers Finance Lease Revenue................................  6.05(e)  01-01-17        100,252
                                                                                                      ---------
                                                                                                        729,712
                                                                                                      ---------
         HOUSING (12.4%):
---------------------------------------------------------------------------------------------------------------
  100    California Housing Finance Agency Home Mortgage Revenue
            Series 96H (FHA Insured)......................................     6.25(d)% 08-01-27        100,822
   50    California Housing Finance Agency Home Mortgage Revenue
            Series 96K (MBIA Insured).....................................     6.15     08-01-16         50,578
  100    Rancho Cucamonga Redevelopment Housing Set Aside
            (MBIA Insured)................................................     5.25     09-01-26         93,860
                                                                                                      ---------
                                                                                                        245,260
                                                                                                      ---------
         OTHER REVENUE (17.5%):
---------------------------------------------------------------------------------------------------------------
  100    Carson Redevelopment Agency Revenue..............................     6.38     10-01-16        100,502
  100    Davis Unified School District Community Facilities
            District-Special Tax (MBIA Insured)...........................     5.50     08-15-26         96,595
   50    Dixon Redevelopment Agency.......................................     6.00     09-01-24         48,296
   50    Kern Community College District Improvement Board................     5.90     09-02-13         50,379
   50    San Bernadino Joint Power Financing Authority Revenue
            (FSA Insured).................................................     5.75     10-01-25         49,953
                                                                                                      ---------
                                                                                                        345,725
                                                                                                      ---------
             TOTAL INVESTMENTS IN SECURITIES (COST: $2,015,486) (c)                                  $2,073,829
                                                                                                      =========

See accompanying notes to investments in securities.


VOYAGEUR CALIFORNIA INSURED TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                 DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                      COUPON                   MARKET
    ($000)   NAME OF ISSUER (b)                                                  RATE     MATURITY      VALUE (a)
-----------------------------------------------------------------------------------------------------------------

           (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
           CALIFORNIA MUNICIPAL BONDS (98.1%):
           GENERAL OBLIGATION (5.6%):
-----------------------------------------------------------------------------------------------------------------
$ 1,000    Fairfield Public Finance Authority Revenue (FGIC Insured)........     6.25%    07-01-14    $ 1,056,170
  1,000    Industry California (FGIC Insured)...............................     5.85     07-01-20      1,020,190
                                                                                                       ----------
                                                                                                        2,076,360
                                                                                                       ----------
           UTILITIES (5.4%):
-----------------------------------------------------------------------------------------------------------------
  1,000    Calaveras County Water District Revenue (AMBAC Insured)..........     6.13     09-01-17      1,049,960
  1,000    Redding Jt. Power Financing Authority Electric System Revenue
              Series A (MBIA Insured).......................................     5.25     06-01-15        960,060
                                                                                                       ----------
                                                                                                        2,010,020
                                                                                                       ----------
           TRANSPORTATION (3.6%):
-----------------------------------------------------------------------------------------------------------------
  1,300    San Francisco City & County Airports Series 2 (FGIC Insured).....     6.00     05-01-14      1,340,092
                                                                                                       ----------
           HEALTH CARE (11.0%):
-----------------------------------------------------------------------------------------------------------------
  1,000    California Health Facilities-Catholic Healthcare West
              (MBIA Insured)................................................     6.00     07-01-17      1,036,110
  1,000    California Health Facilities-Catholic Healthcare
              (AMBAC Insured)...............................................     5.88     07-01-09      1,028,300
  1,000    California Health Facilities - San Diego Hospital
              (MBIA Insured)................................................     6.20     08-01-12      1,051,660
  1,000    Tri City California Hospital District Series A (MBIA Insured)....     5.63     02-15-17        996,000
                                                                                                       ----------
                                                                                                        4,112,070
                                                                                                       ----------
           HOUSING (17.5%):
-----------------------------------------------------------------------------------------------------------------
  1,000    California  Housing Finance Agency 1994 Series E
              (MBIA Insured)................................................     6.75     08-01-26      1,038,780
  1,000    California Housing Finance Agency Home Mortgage Revenue
              Series 96E (MBIA Insured).....................................     6.05(d)  08-01-16      1,006,360
  1,000    California Housing Finance Agency Home Mortgage Revenue
              1995 Series F (MBIA Insured)..................................     6.00     08-01-17      1,001,500
  1,875    California Housing Finance Agency Home Mortgage Revenue
              Series 96K (MBIA Insured).....................................     6.15     08-01-16      1,896,675
  1,365    California Rural Home Mortgage Financial Authority Series 94
              (AMBAC Insured)...............................................     7.95(d)  12-01-24      1,606,332
                                                                                                       ----------
                                                                                                        6,549,647
                                                                                                       ----------
           EDUCATION (11.1%):
-----------------------------------------------------------------------------------------------------------------
  1,000    California State University Auxiliary Revenue (MBIA Insured)....      6.25     08-01-20      1,052,900
  1,000    California State University Revenue (FGIC Insured)..............      6.00     11-01-10      1,053,760
  1,000    California State Public Works - Various Community Colleges
              (AMBAC Insured)..............................................      5.63     03-01-19        990,170
  1,000    University of California Board of Regents (MBIA Insured)........      6.38     09-01-24      1,055,690
                                                                                                       ----------
                                                                                                        4,152,520
                                                                                                       ----------
           CERTIFICATES OF PARTICIPATION (24.5%):
-----------------------------------------------------------------------------------------------------------------
  1,000    California Public Works Board Lease Revenue Series 96A
              (AMBAC Insured)..............................................      5.50     01-01-17        985,100
  1,000    Hayward Civic Center Project (MBIA Insured).....................      5.25     08-01-26        931,950
  2,500    Inland Empire Solid Waste Authority (FSA Insured)...............      6.00(d)  08-01-16      2,535,275
  1,000    Ontario Redevelopment Cimarron Project (MBIA Insured)...........      6.25     08-01-15      1,045,180
  1,250    San Luis Obispo Capital Revenue (AMBAC Insured).................      6.38     06-01-14      1,335,688
  1,000    Santa Barbara Water Revenue (AMBAC Insured).....................      6.70     04-01-27      1,048,750
  1,000    Santa Clara Finance Authority (AMBAC Insured)...................      7.75     11-15-11      1,255,610
                                                                                                       ----------
                                                                                                        9,137,553
                                                                                                       ----------
           OTHER REVENUE (19.4%):
-----------------------------------------------------------------------------------------------------------------
  1,000    Indian Wells Redevelopment Revenue (MBIA Insured)..............       6.00     12-01-14      1,032,280
  1,000    Lincoln Unified School District #1 (AMBAC Insured).............                09-01-13      1,004,000
  1,000    Los Angeles County Transportation Sales Tax (MBIA Insured).....       6.25     07-01-13      1,049,260
  1,000    Rancho Water District Finance Revenue (FGIC Insured)...........       5.90     11-01-15      1,028,090
  1,000    San Francisco City and County Redevelopment Agency
              Hotel Tax Revenue (FSA Insured).............................       6.75     07-01-25      1,091,760
  1,000    Santa Clara North Bayshore (AMBAC Insured).....................       5.75     07-01-14      1,008,450
  1,000    Waugh School District Corona/Ely Community Facility
              District #1 (AMBAC Insured).................................       5.75     09-01-15      1,009,430
                                                                                                       ----------
                                                                                                        7,223,270
                                                                                                       ----------
                TOTAL INVESTMENTS IN SECURITIES (COST: $35,026,517) (c)                               $36,601,532
                                                                                                       ==========

NOTES TO INVESTMENTS IN SECURITIES


(a)  Securities are valued by procedures described in note 1 to the financial statements.
(b)  Investments in bonds, by rating category (unaudited) as a percentage of total bonds, are as follows:

                                                       Aaa/AAA      Aa/AA       A/A      Baa/BBB      Total
                                                       -------      -----       ---      -------      -----
     California Tax Free Fund...............             34%          5%        35%        26%         100%
     California Insured Tax Free Fund.......            100%         --         --         --          100%


(c)  Also represents the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation of securities based on this cost were as follows:
                                                            Gross             Gross             Net
                                                         Unrealized        Unrealized       Unrealized
                                                        Appreciation      Depreciation     Appreciation
                                                        ------------      ------------     ------------
     California Tax Free Fund...............           $     60,163         $(1,820)       $     58,343
     California Insured Tax Free Fund.......             $1,575,015             --           $1,575,015

(d) Security subject to Alternative Minimum Tax. At December 31, 1996, the total of such securities as a percentage of net assets equals 5.1% for California Tax Free Fund and 13.8% for California Insured Tax Free Fund.

(e) At December 31, 1996, the cost of securities purchased on a when issued basis was $100,000 for California Tax Free Fund.


FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------


Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the periods ended December 31, 1996 shown below. Exempt interest dividends are exempt from federal income tax and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local purposes. In January 1997, the Fund separately provided each shareholder with tax information for calendar year 1996.

                                                                        VOYAGEUR CALIFORNIA TAX FREE FUND
                                                              ----------------------------------------------------
                                                                PER CLASS           PER CLASS           PER CLASS
                                                                 A SHARE             B SHARE             C SHARE
                                                                  YEAR                YEAR             PERIOD FROM
                                                                  ENDED               ENDED         APRIL 9, 1996 TO
                                                              DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                                  1996                1996                 1996
                                                              ------------        ------------        -------------
Net investment income distributions
    (none qualifying for  corporate dividend received
          deduction)..................................            $.5985              $.5555             $.3659

Long-term capital gain distribution...................             .0346               .0346              .0346

         Total Distribution...........................            $.6331              $.5901             $.4005
                                                                  ======              ======             ======



                                                                    VOYAGEUR CALIFORNIA INSURED TAX FREE FUND
                                                              ----------------------------------------------------
                                                               PER CLASS            PER CLASS           PER CLASS
                                                                A SHARE              B SHARE             C SHARE
                                                                 YEAR                 YEAR                YEAR
                                                                 ENDED                ENDED               ENDED
                                                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                                   1996                1996                 1996
                                                              ------------        ------------        -------------
Net investment income distributions
   (none qualifying for corporate dividend
     received deduction)...............................           $.5169              $.4761             $.4391
                                                                  ======              ======             ======

For federal income tax purposes, 100% of the above net investment income distributions were derived from interest on securities exempt from federal income tax for Voyageur California Tax Free Fund and Voyageur California Insured Tax Free Fund.



VOYAGEUR ON CALL (TM)

[Line Drawing of a telephone]
800.545.3863

We invite you to use the Voyaguer interactive voice response system, Voyageur On Call (TM) (800.545.3863). The system is designed to give you information about the Fund(s) in your account. It can also provide price and yield information for the Fund(s). 24-hour access available to Touch Tone telephones only.

VOYAGEUR
YOUR TAX SENSITIVE INVESTMENT MANAGER


90 South Seventh Street, Suite 4400
Minneapolis, Minnesota 55402-4115


VOY-CAAR 3/97